Changes in Consolidated Stockholders' Equity (Parenthetical) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Changes in Consolidated Stockholders' Equity
Foreign currency translation, tax	$ 73		$ 37		$ 133
Current year actuarial gain (loss), tax	214		401		1,854
Amortization of actuarial (gain) loss, tax	173		113		84
Current year prior service cost, tax	3		249		5
Amortization of prior service cost, tax	12		8
Amortization of transition (asset) obligation, tax	1		1		1
Derivative financial instruments, Gains (losses) deferred, tax	29		16		67
Derivative financial instruments, (Gains) losses reclassified to earnings, tax	18		36		14
Retained interests, Gains (losses) deferred, tax			9		13
Retained interests, (Gains) losses reclassified to earnings, tax			11		8
Available-for-sale securities, Gains (losses) deferred, tax	25		47		67
Available-for-sale securities, (Gains) losses reclassified to earnings, tax	2		5		15
Common shares issued from treasury stock for stock-based compensation (in shares)	12,612,514		3,571,268		4,807,533
Common shares issued from treasury stock for benefit plans (in shares)	1,487,481	[1]	19,624,810	[1]
Shares repurchased (in shares)					27,267,026
Shares repurchased, cash-settled purchases					1,800
Shares repurchased, derivative contracts					94
Impairment losses on securitized retained interest, net of tax			(8)
Impairment losses on securitized retained interest, tax			$ 4

[1]	See Note 12 regarding shares issued for benefit plans.